Accounting policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation

Our Consolidated and Combined Consolidated Carve-out Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements. All inter-company balances and transactions are eliminated. The amounts are presented in United States dollars (“U.S. dollars”) rounded to the nearest one hundred thousand, unless otherwise stated.

Pre April, 2011 – Combined Consolidated Carve-out Financial Statements:

Prior to April 1, 2011, the results of operations, cash flows, and balance sheet have been carved out of the consolidated financial statements of Seadrill and are, therefore, presented on a combined consolidated carve-out basis. The combined consolidated entities’ (the “NADL Businesses”) historical financial statements includes the assets, liabilities, revenues, expenses and cash flows directly attributable to the rig-owning and operating subsidiaries transferred to North Atlantic, which are listed in Note 5.

The Combined Consolidated Carve-out financial statements include allocations of expenses from the Parent and reflect assumptions and allocations of expenses incurred by the Parent. Management believes the assumptions and allocations have been determined on a basis that the Parent and the Company consider to be a reasonable reflection of the utilization of services provided or the benefit received by the NADL Businesses during the periods presented. The actual basis of allocation for each item is as follows:

•	Debt specific to each drilling rig has been assigned to the NADL Businesses based on actual debt agreements, as these are readily separable and identifiable within the books of Seadrill.

•
There are loan facilities relating to the West Phoenix which were secured on one drilling rig which forms part of the NADL Businesses’ fleet. However, the facility previously included the debt relating to one other drilling rig, the West Eminence, which was not transferred to North Atlantic. Accordingly, prior to the repayment of the West Phoenix rig’s share of the loan facility in April 2011 by North Atlantic, its share of interest expense, deferred finance fees and related balances were carved-out based on the relative settlement values at the date of settlement of the loan pertaining to the West Phoenix.

•
The NADL Businesses have also benefited from Seadrill’s general corporate debt. As the use of this debt was for general corporate purposes within the Seadrill group, a portion of the interest cost of this debt has been included in the Combined Consolidated Carve-out Financial Statements, based upon the relative fair value of the NADL Businesses’ drilling rigs at December 31, 2011 in proportion to the fair value of Seadrill’s drilling rigs (including the NADL Businesses’ drilling rigs).

•
Rig operating expenses, which include rig management fees for the provision of technical and commercial management of rigs, that cannot be attributed to specific drilling rigs have been allocated to the NADL Businesses based on intercompany charges from Seadrill.

•
Administrative expenses (including stock-based compensation, which are described further below) of Seadrill that cannot be attributed to specific drilling rigs, and for which the NADL Businesses are deemed to have received the benefit of, have been allocated to the NADL Businesses based on intercompany charges from Seadrill.

•
Rig operating and administrative expenses include an allocation of Seadrill’s defined benefit and defined contribution pension scheme costs. Seadrill operates two defined benefit pension plans. The defined pension plans are operated by both Seadrill Offshore AS and Seadrill Management AS. For the scheme operated by Seadrill Offshore AS, the assets and liabilities of the scheme, in addition to the period cost, has been included in the Combined Consolidated Carve-out Financial Statements as the pension assets and liabilities are specifically identifiable to employees that were transferred to North Atlantic. For the defined benefit scheme operated by Seadrill Management AS, the NADL Businesses have treated these schemes as multiemployer schemes operated by Seadrill and have included only period costs allocated from Seadrill during the periods presented, on the basis of actual costs invoiced.

•
Administrative expenses include a portion of Seadrill’s stock-based compensation costs in respect of options awarded to certain employees and directors of Seadrill, whose employment or service cannot be specifically attributed to any specific vessel. Therefore, it is considered that the NADL Businesses, as a part of Seadrill, received benefit from their services, and so should recognize a share of the respective cost. Accordingly, stock-based compensation costs have been included based on intercompany invoices received during the period reflecting the time spent by these employees on Company related matters.

•
Other financial items include an allocation of Seadrill’s mark-to-market adjustments for interest rate swaps which have been allocated on the basis of the NADL Businesses’ proportion of Seadrill’s floating rate debt.

Seadrill uses a centralized cash management system. Whether cash settled or not, for the periods presented, all allocated costs and expenses have been deemed to have been paid by the NADL Businesses to Seadrill in the year in which the costs were incurred.

The financial position, results of operations and cash flows of the NADL Businesses may differ from those that would have been achieved had the NADL Businesses operated autonomously as a publicly traded entity for all periods presented, because the NADL Businesses may have had additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a listed public entity.

All assets, liabilities and operations in the NADL Businesses structure that were not contributed by Seadrill to the Company in connection with the North Atlantic Restructuring are presented as discontinued operations in the Combined Consolidated Carve-out Financial Statements further disclosed in footnote 3.

Post March 31, 2011 – Consolidated Financial Statements:

Beginning April 1, 2011, the financial statements of the Company as a separate legal entity are presented on a consolidated basis.

The Consolidated Financial Statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Basis of consolidation and combination
Basis of consolidation and combination

The consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and variable interest entities ("VIE") in which the Company is deemed to be the primary beneficiary.

A variable interest entity is defined in ASC Topic 810 "Consolidation" ("ASC810") as a legal entity either (a) the total equity at risk is not sufficient to permit the entity that most significantly impact on its activities without additional subordinated support; (b) equity interests holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual return of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with disproportionately small voting interests.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity`s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.
We evaluate a variable interest entity, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company`s interest in the entity.

Use of estimates
Use of estimates

Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue
Contract revenue

A substantial majority of the Company’s revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate based and lump sum fee revenues are recognized ratably over the contract period as services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any uncertainties regarding achievements of such targets are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the original contract term, excluding any extension option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over the original contract term, excluding any extension option periods. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the remaining contract term, excluding any extension option periods.

In certain countries in which we operate, taxes such as sales, use, value-added, gross receipts and excise may be assessed by the local government on our revenues. We generally record our tax-assessed revenue transactions on a net basis in our consolidated statement of income.

Reimbursables
Reimbursables

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues
Other revenues

In a business combination there may exist favorable and unfavorable drilling contracts which are recorded at fair value at the date of acquisition when the purchase price allocation is prepared. A favorable or unfavorable drilling contract is a contract that has a dayrate which differs from prevailing market rates at the time of acquisition. The net present value of such contracts is recorded as an asset or liability at the purchase date and subsequently recognized as revenue or reduction to revenue over the contract term.

Mobilization and demobilization expenses
Mobilization and demobilization expenses

Mobilization costs incurred as part of a contract are capitalized and recognized as expense over the original contract term, excluding any extension option periods. The costs of relocating drilling rigs that are not under contract are expensed as incurred.

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Vessel and Rig Operating Expenses
Vessel and Rig Operating Expenses

Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the drilling units and are expensed as incurred.

Repairs, maintenance and periodic surveys
Repairs, maintenance and periodic surveys

Costs related to periodic surveys of drilling rigs are capitalized under drilling rigs and amortized over the anticipated period between overhauls, which is generally five years. These costs are primarily shipyard costs and the cost of employees directly involved in the work. Amortization costs for periodic surveys are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and expensed when the repairs and maintenance take place.

Foreign currencies
Foreign currencies

The Company and its subsidiaries use the U.S. dollar as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars.

Transactions in foreign currencies during a period are translated into U.S. dollar at the rates of exchange in effect on the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the Company’s consolidated and combined consolidated carve-out statements of operations.

Current and non-current classification
Current and non-current classification

Receivables and liabilities are classified as current assets and liabilities, respectively, if their maturity is within one year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash

Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained at all times in accordance with contractual arrangements. Restricted cash with maturity longer than one year are classified separately as non-current assets.

Receivables
Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable, such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings
Newbuildings

The carrying value of rigs under construction ("Newbuildings") represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

Capitalized interest
Capitalized interest

Interest expenses are capitalized during construction of newbuilds based on accumulated expenditures for the applicable project at the Company’s current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company’s financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling rigs
Drilling rigs

Rigs, vessels and equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of the Company's drilling rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset's value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the balance sheet, and resulting gains or losses are included in the consolidated and combined consolidated carve-out statement of operations.

Other equipment
Other equipment

Other equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life, which is between three and five years depending on the type of asset.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever certain trigger events indicate that the carrying amount of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value.

Goodwill
Goodwill

The Company allocates the purchase price of acquired businesses to the identifiable tangible and intangible assets and liabilities acquired, with any remaining amount being capitalized as goodwill. Goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment, or a component one level below an operating segment, that constitutes a business for which financial information is available and is regularly reviewed by management. The Company has one reporting unit.

The Company tests goodwill for impairment on an annual basis as of December 31 each year or when events or circumstances indicate that a potential impairment exists. The Company first assesses qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two step goodwill impairment test.

If the qualitative factors indicate possible impairment, the Company performs a quantitative assessment to estimate fair value of its reporting units compared to their carrying value. In the event that the fair value is less than carrying value, the Company must perform an exercise similar to a purchase price allocation in a business combination in order to determine the amount of the impairment charge.The quantitative goodwill impairment test for a reporting unit is based on discounted cash flows. The Company uses estimated future cash flows applying contract dayrates during the firm contract periods and estimated forecasted dayrates for the periods after expiry of firm contract periods. Zero escalation of dayrates for the periods will be assumed. The estimated future cash flows will be based on remaining economic useful lives for the assets, and discounted using a weighted average cost of capital (WACC).

Defined benefit pension plans
Defined benefit pension plans

The Company has defined benefit plans which provide retirement, death and early termination benefits. The Company's net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service.

The aggregated projected future benefit obligation is discounted to a present value, and the aggregated fair value of any plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations. The retirement benefits are generally a function of number of years of employment and amount of employees’ remuneration. The plans are primarily funded through payments to insurance companies. The Company records its pension costs in the period during which the services are rendered by the employees. Actuarial gains and losses are recognized in the consolidated statement of operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10% of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

Treasury shares
Treasury shares

Treasury shares are recognized at cost as a separate component of shareholders' equity. The purchase of treasury shares reduces the Company's share capital by the nominal value of the acquired treasury shares. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital.

Derivative Financial Instruments and Hedging Activities
Derivative Financial Instruments and Hedging Activities

The Company's derivative instruments include interest-rate swap agreements, cross currency swaps and forward exchange contracts which are recorded at fair value. Changes in the fair value of these derivatives, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within financial items in our consolidated statement of operations.

Changes in the fair value of any derivative instrument that we have formally designated as a hedge, are recognized in accumulated other comprehensive income/(loss) in the consolidated balance sheets. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the consolidated statement of operations. When the hedged item affects the income statement, the gain or loss included in accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item.

Income taxes
Income taxes

North Atlantic is a Bermuda company. Currently, North Atlantic is not required to pay taxes in Bermuda on ordinary income or capital gains as it qualifies as an exempt company. The Company has received written assurance from the Minister of Finance in Bermuda that, it will be exempt from taxation until March 2035. Certain of our subsidiaries operate in other jurisdictions where income taxes are imposed. Income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income, statutory tax rates and tax planning opportunities available to us in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.

The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority's widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current year, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.

Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected on the balance sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including where our drilling units are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances.

Deferred charges	Deferred charges Loan related costs, including debt arrangement fees, are capitalized and amortized over the term of the related loan and are included in interest expense.
Share-based compensation
Share-based compensation

The Company has established a Restricted Stock Units (“RSU”) plan where the holder of an award is entitled to receive shares if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant or vesting of the award.

The fair value of the RSU award is calculated as the market share price on grant date. The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period.

Provisions
Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. All transactions between the related parties are based on the principle of arm's length..

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is calculated based on the income (loss) for the period available to common stockholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. The determination of dilutive earnings per share requires the Company to potentially make certain adjustments to net income and for the weighted average shares outstanding used to compute basic earnings per share unless anti-dilutive. For the period Jan 1 to March 31, 2011, basic and diluted EPS has been computed assuming the shares issued to Seadrill upon formation of the Company and as part of consideration for the Business amounting to 150,000,300 common shares were outstanding for the full period.

Recently Issued Accounting Standards effective 2013
Recently Issued Accounting Standards effective 2013

Balance sheet—Effective January 1, 2013, we adopted the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments.  The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement.  The update is effective for interim and annual periods beginning on or after January 1, 2013.  The effect of this to our consolidated financial statements is included in note 24.

Balance sheet—Effective January 1, 2013, we adopted the accounting standards update that requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption did not have a material effect on our consolidated financial statement.